Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	$ 76,339	$ 74,890
Less: accumulated amortization	(67,807)	(63,082)
Total intangible assets, net	8,532	11,808
Trademark [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	42,752	41,940
Software [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets, at cost	$ 33,587	$ 32,950